Equity Incentive Plans and Share-Based Payments	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Equity Incentive Plans and Share-Based Payments

15. Equity Incentive Plans and Share-Based Payments

2021 Omnibus Incentive Plan

In 2021, our Board of Directors adopted and our shareholders approved, the 2021 Omnibus Incentive Plan (“2021 Plan). Under the original 2021 Plan, 137,500 shares are reserved and authorized for awards and the maximum contractual term is 10 years for stock options issued under the 2021 Plan. On December 12, 2022, the 2021 Plan was amended by our stockholders and the number of shares authorized for awards under the 2021 Plan was increased by 129,490 to 266,990. As of June 30, 2023, there were 152,301 shares available for future awards under the amended 2021 Plan. See Note 20. Subsequent Events for information and disclosures relating to adjustments related to the Reverse Stock Split.

Non-qualified stock options

We maintain the 2021 Plan for the benefit of our officers, directors and employees. Employee stock options granted under the 2021 Plan generally vest in equal annual installments over three years and are exercisable for a period of up to ten years from the grant date. Non-employee director options vest in equal monthly installments following the date of grant and will be fully vested on the one-year anniversary of the date of grant. All stock options are exercisable at a price as set by the Company at the time of the grant but shall not be less than the market value of the common shares underlying the option on the grant date.

The Company recognizes the grant-date fair value of share-based awards granted as compensation expense on a straight-line basis over the requisite service period. The fair value of stock options is estimated at the time of grant using the Black-Scholes (“BSM”) option pricing model, which requires the use of inputs and assumptions such as the fair value of the underlying stock, exercise price of the option, expected term, risk-free interest rate, expected volatility and dividend yield. The Company elects to account for forfeitures as they occur.

The fair value of each option was estimated on the date of the grant using the BSM option pricing model with the following assumptions:

	Six Months Ended June 30,
	2023	2022
Expected volatility	70% - 95%	55% - 65%
Expected term (in years)	6.0	5.24 -6.0
Risk-free interest rate	3.5% - 3.9%	1.79% - 2.90%
Expected dividend yield	0.0%	0.0%

Share-based compensation expense of approximately $0.2 million and $0.4 million was recorded in selling, general and administrative expenses on the accompanying consolidated statement of operations for the three and six months ended June 30, 2023, respectively and $0.2 million and $0.3 million for the three and six months ended June 30, 2022.

Options outstanding and exercisable under the employee share option plan as of June 30, 2023 and a summary of option activity during the six months then ended is presented below.

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (1)
Outstanding at December 31, 2022	86,951	$62.16
Granted	22,477	$13.98
Exercised	-	$-
Canceled or forfeited	(20,419)	$54.14
Outstanding at June 30, 2023	89,009	$51.84	8.65	$13
Exercisable at June 30, 2023	26,042	$64.95	7.54	$-

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the fair value of the common stock for the options that were in the money at June 30, 2023.

As of June 30, 2023, there was $1.4 million of unrecognized compensation cost related to unvested stock options, which is expected to be recognized over a weighted-average period of approximately 2.1 years.

Share-Based Compensation (RSUs)

Restricted Stock Units (“RSUs”) will vest annually over two years, subject to the recipient’s continued service with the Company through the applicable vesting dates. The fair value of each RSU is estimated based on the closing market price of the Company’s common stock on the grant date.

Share-based compensation expense of $0.1 million and $0.2 million for the RSUs for the three and six months ended June 30, 2023, respectively, and $0.4 million and $0.8 million for the three and six months ended June 30, 2022 and was recorded in selling, general and administrative expenses in the accompanying consolidated statements of operations.

	Shares	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value		Weighted Average Grant Date Fair Value
Outstanding at December 31, 2022	17,176		$		$52.2
Awarded	-		$		$-
Vested	(8,588)		$		$52.2
Canceled or forfeited	(3,817)		$		$-
Outstanding at June 30, 2023	4,771	0.88		$50	$52.2

As of June 30, 2023, there was $0.2 million of unrecognized compensation cost related to unvested RSUs, which is expected to be recognized over a weighted-average period of approximately 0.9 years.

20. Equity Incentive Plans and Share-Based Payments

2021 Omnibus Incentive Plan

In 2021, our Board of Directors adopted and our shareholders approved, the 2021 Omnibus Incentive Plan (“2021 Plan). Under the original 2021 Plan, 137,500 shares are reserved and authorized for awards and the maximum contractual term is 10 years for stock options issued under the 2021 Plan. On December 12, 2022, the 2021 Plan was amended by our stockholders and the number of shares authorized for awards under the 2021 Plan was increased by 129,490 to 266,990. As of December 31, 2022, there were 154,359 shares available for future awards under the amended 2021 Plan.

Non-qualified stock options

We maintain the 2021 Plan for the benefit of our officers, directors and employees. Employee stock options granted under the 2021 Plan generally vest in equal annual installments over three years and are exercisable for a period of up to ten years from the grant date. Non-employee director options vest in equal monthly installments following the date of grant and will be fully vested on the one-year anniversary of the date of grant. All stock options are exercisable at a price equal to the market value of the common shares underlying the option on the grant date.

The Company recognizes the grant-date fair value of share-based awards granted as compensation expense on a straight-line basis over the requisite service period. The fair value of stock options is estimated at the time of grant using the Black-Scholes option pricing model, which requires the use of inputs and assumptions such as the fair value of the underlying stock, exercise price of the option, expected term, risk-free interest rate, expected volatility and dividend yield. The Company elects to account for forfeitures as they occur.

The fair value of each option was estimated on the date of the grant using the BSM option pricing model with the following assumptions:

	2022	2021
Expected volatility	55% -70%	55.0%
Expected term (in years)	5.24 - 6.0	6.0
Risk-free interest rate	1.34% - 4.10%	1.34%
Expected dividend yield	0.0%	0.0%

The weighted average grant-date fair value of options granted during the years ended December 31, 2022 and 2021 was $29.28 and $49.55, respectively.

Share-based compensation expense of approximately $0.8 million was recorded in selling, general and administrative expenses on the accompanying consolidated statement of operations for the year ended December 31, 2022. There was negligible share-based compensation expense for the year ended December 31, 2021.

Options outstanding and exercisable under the employee share option plan as of December 31, 2022 and December 2021, and a summary of option activity during the year then ended is presented below.

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (1)
Outstanding at December 31, 2020	-	$-
Granted	30,942	$95.40
Exercised	-	$-
Canceled or forfeited	(205)	$95.40
Outstanding at December 31, 2021	30,737	$95.40	9.94	$1,691
Granted	64,572	$48.20
Exercised	-	$-
Canceled or forfeited	(8,358)	$76.11
Outstanding at December 31, 2022	86,951	$62.16	9.27	$1
Exercisable at December 31, 2022	11,166	$85.48	8.99	$-

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the fair value of the common stock for the options that were in the money at December 31, 2022 and December 31, 2021.

As of December 31, 2022, there was $2.2 million of unrecognized compensation cost related to unvested stock options held by employees and directors, which is expected to be recognized over a weighted-average period of approximately 2.3 years.

Share-Based Compensation (RSUs)

Restricted Stock Units (“RSUs”) will vest annually over two years, subject to the recipient’s continued service with the Company through the applicable vesting dates. The fair value of each RSU is estimated based on the closing market price of the Company’s common stock on the grant date.

Share-based compensation expense of $1.0 million and $0.1 million for the RSUs was recorded in selling, general and administrative expenses in the accompanying consolidated statement of operations for the years ended December 31, 2022 and 2021.

As of December 31, 2022, there was $0.6 million of unrecognized compensation cost related to unvested RSUs, which is expected to be recognized over a weighted-average period of approximately 1.4 years. The total fair value of shares vested during the years ended December 31, 2022 and 2021 was $0.8 million and $0.0 million, respectively.

The following table summarizes the activity for RSUs during the year ended December 31, 2022 and December 31, 2021:

	Shares	Weighted Average Grant Date Fair Value
Outstanding balance at December 31, 2020	-	$-
Granted	8,504	95.40
Issued	-	-
Forfeited	-	-
Outstanding balance at December 31, 2021	8,504	$95.40
Awarded	17,176	52.20
Issued	(8,504)	95.40
Forfeited	-	-
Outstanding balance at December 31, 2022	17,176	$52.20